Derivatives_The nominal amounts and the average interest and currency rate of hedging instrument (Details)	12 Months Ended
	Dec. 31, 2019 KRW (₩) USD ($) SGD ($) JPY (¥) EUR (€)	Dec. 31, 2018 KRW (₩) USD ($) SGD ($)
For fair value hedging | Interest rate risk | Interest rate swaps | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	2,650,000,000	2,650,000,000
Description of average rate of interest rate risk hedging instrument	Fixed 3.96% receipt and Libor 3M+1.61% floating paid Fixed 5.88% receipt and Libor 6M+2.15% floating paid	Fixed 3.96% receipt and Libor 3M+1.61% floating paid Fixed 5.88% receipt and Libor 6M+2.15% floating paid
For fair value hedging | Interest rate risk | Interest rate swaps | USD | Within one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	350,000,000	0
For fair value hedging | Interest rate risk | Interest rate swaps | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	2,000,000,000	1,350,000,000
For fair value hedging | Interest rate risk | Interest rate swaps | USD | Over 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	300,000,000	1,300,000,000
For cash flow hedging | Interest rate risk | Interest rate swaps
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Description of average rate of interest rate risk hedging instrument		KRW 3Y CMS+0.395% receipt, KRW 2.38% paid
Description of average rate of currency risk hedging instrument
For cash flow hedging | Interest rate risk | Interest rate swaps | Within one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | ₩		0
For cash flow hedging | Interest rate risk | Interest rate swaps | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | ₩		100,000,000,000
For cash flow hedging | Interest rate risk | Interest rate swaps | Over 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | ₩		0
For cash flow hedging | Interest rate risk | Interest rate swaps | KRW
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | ₩	100,000,000,000	100,000,000,000
Description of average rate of interest rate risk hedging instrument	CMS 3Y+0.40% receipt, 2.38% paid	CMS 3Y+0.40% receipt, 2.38% paid
For cash flow hedging | Interest rate risk | Interest rate swaps | KRW | Within one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | ₩	0	0
For cash flow hedging | Interest rate risk | Interest rate swaps | KRW | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | ₩	100,000,000,000	100,000,000,000
For cash flow hedging | Interest rate risk | Interest rate swaps | KRW | Over 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | ₩	0	0
For cash flow hedging | Interest rate risk | Interest rate swaps | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | €	26,635,556
Description of average rate of interest rate risk hedging instrument	3M EURIBOR receipt, EUR 0.09% paid
For cash flow hedging | Interest rate risk | Interest rate swaps | EUR | Within one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | €	0
For cash flow hedging | Interest rate risk | Interest rate swaps | EUR | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | €	26,635,556
For cash flow hedging | Interest rate risk | Interest rate swaps | EUR | Over 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | €	0
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Description of average rate of currency risk hedging instrument		USD 3M Libor+0.70% receipt, KRW 1.74% paid, USD/KRW = 1,136 USD 1M Libor+0.52% receipt, KRW 1.70% paid, USD/KRW = 1,178
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | Within one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument		50,000,000
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument		450,000,000
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | Over 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument		0
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	480,000,000	500,000,000
Description of average rate of currency risk hedging instrument	USD 3M Libor+0.80% receipt, KRW 1.45% paid, KRW/USD = 1,155 USD 1M Libor+0.54% receipt, KRW 1.53% paid, KRW/USD = 1,158
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | USD | Within one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	150,000,000	50,000,000
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	330,000,000	450,000,000
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | USD | Over 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	0
For cash flow hedging | Foreign currencies translation risk | Currency swap
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Description of average rate of currency risk hedging instrument		SGD 1.91% receipt, KRW 1.98% paid, SGD/KRW = 828
For cash flow hedging | Foreign currencies translation risk | Currency swap | Within one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument		0
For cash flow hedging | Foreign currencies translation risk | Currency swap | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument		204,000,000
For cash flow hedging | Foreign currencies translation risk | Currency swap | Over 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument		0
For cash flow hedging | Foreign currencies translation risk | Currency swap | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	204,000,000	204,000,000
Description of average rate of currency risk hedging instrument	SGD 1.91% receipt, KRW 1.98% paid, KRW/SGD = 828
For cash flow hedging | Foreign currencies translation risk | Currency swap | SGD | Within one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	136,000,000	0
For cash flow hedging | Foreign currencies translation risk | Currency swap | SGD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	68,000,000	204,000,000
For cash flow hedging | Foreign currencies translation risk | Currency swap | SGD | Over 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	0	0
For cash flow hedging | Foreign currencies translation risk | Currency swap | JPY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | ¥	1,109,229,087
Description of average rate of currency risk hedging instrument	KRW/JPY = 10.47
For cash flow hedging | Foreign currencies translation risk | Currency swap | JPY | Within one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | ¥	49,325,155
For cash flow hedging | Foreign currencies translation risk | Currency swap | JPY | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | ¥	1,059,903,932
For cash flow hedging | Foreign currencies translation risk | Currency swap | JPY | Over 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | ¥	0